Summary of changes in share capital (Details) - HKD ($)			12 Months Ended
	Apr. 30, 2024	Apr. 16, 2024	Dec. 31, 2024
Beginning balance, Number of shares			10,000
Beginning balance, Share capital			$ 10
Issue of ordinary shares, Number of shares	765,000	29,835,000	30,600,000
Issue of ordinary shares, Share capital			$ 119,340
Shares repurchase			(15,610,000)
Shares repurchase, Share capital			$ (60,850)
Ending balance, Number of shares			15,000,000
Ending balance, Share capital			$ 58,500